 [TRANSMITTAL LETTER]

[FULBRIGHT & JAWORSKI L.L.P. LETTERHEAD]

November 23, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Merger Fund (the "Fund")
Securities Act File No. 2-76969
Investment Company Act File No. 811-3445

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Fund by means of electronic transmission via the EDGAR System is Post-Effective Amendment No. 40 to the Fund's Registration Statement under the Securities Act of 1933 and Amendment No. 41 to the Fund's Registration Statement under the Investment Company Act of 1940 on Form N-1A.  If you have any questions or comments, please contact the undersigned at (212) 318-3237.  Thank you.

Very truly yours,

/s/Laura L. Grossman
Laura L. Grossman

Enclosures